Expense Example	Jul. 28, 2026 USD ($)
AlphaCentric Income Opportunities Fund | AlphaCentric Income Opportunities Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 679
Expense Example, with Redemption, 3 Years	1,138
Expense Example, with Redemption, 5 Years	1,622
Expense Example, with Redemption, 10 Years	2,954
AlphaCentric Income Opportunities Fund | AlphaCentric Income Opportunities Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	918
Expense Example, with Redemption, 5 Years	1,573
Expense Example, with Redemption, 10 Years	3,325
AlphaCentric Income Opportunities Fund | AlphaCentric Income Opportunities Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	189
Expense Example, with Redemption, 3 Years	620
Expense Example, with Redemption, 5 Years	1,077
Expense Example, with Redemption, 10 Years	2,345
AlphaCentric Life Sciences and Healthcare Fund | AlphaCentric Life Sciences and Healthcare Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	734
Expense Example, with Redemption, 3 Years	1,200
Expense Example, with Redemption, 5 Years	1,691
Expense Example, with Redemption, 10 Years	3,039
AlphaCentric Life Sciences and Healthcare Fund | AlphaCentric Life Sciences and Healthcare Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	244
Expense Example, with Redemption, 3 Years	888
Expense Example, with Redemption, 5 Years	1,557
Expense Example, with Redemption, 10 Years	3,346
AlphaCentric Life Sciences and Healthcare Fund | AlphaCentric Life Sciences and Healthcare Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	587
Expense Example, with Redemption, 5 Years	1,057
Expense Example, with Redemption, 10 Years	2,357
AlphaCentric Premium Opportunity Fund | AlphaCentric Premium Opportunity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	797
Expense Example, with Redemption, 3 Years	1,339
Expense Example, with Redemption, 5 Years	1,906
Expense Example, with Redemption, 10 Years	3,440
AlphaCentric Premium Opportunity Fund | AlphaCentric Premium Opportunity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	1,032
Expense Example, with Redemption, 5 Years	1,776
Expense Example, with Redemption, 10 Years	3,738
AlphaCentric Premium Opportunity Fund | AlphaCentric Premium Opportunity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	210
Expense Example, with Redemption, 3 Years	736
Expense Example, with Redemption, 5 Years	1,288
Expense Example, with Redemption, 10 Years	2,794
AlphaCentric Robotics and Automation Fund | AlphaCentric Robotics and Automation Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	733
Expense Example, with Redemption, 3 Years	1,250
Expense Example, with Redemption, 5 Years	1,792
Expense Example, with Redemption, 10 Years	3,265
AlphaCentric Robotics and Automation Fund | AlphaCentric Robotics and Automation Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	243
Expense Example, with Redemption, 3 Years	940
Expense Example, with Redemption, 5 Years	1,660
Expense Example, with Redemption, 10 Years	3,568
AlphaCentric Robotics and Automation Fund | AlphaCentric Robotics and Automation Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,165
Expense Example, with Redemption, 10 Years	2,604
AlphaCentric Symmetry Strategy Fund | AlphaCentric Symmetry Strategy Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	764
Expense Example, with Redemption, 3 Years	1,229
Expense Example, with Redemption, 5 Years	1,719
Expense Example, with Redemption, 10 Years	3,062
AlphaCentric Symmetry Strategy Fund | AlphaCentric Symmetry Strategy Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	918
Expense Example, with Redemption, 5 Years	1,585
Expense Example, with Redemption, 10 Years	3,368
AlphaCentric Symmetry Strategy Fund | AlphaCentric Symmetry Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	176
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	2,383
AlphaCentric Real Income Fund | AlphaCentric Real Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	645
Expense Example, with Redemption, 3 Years	1,155
Expense Example, with Redemption, 5 Years	1,691
Expense Example, with Redemption, 10 Years	3,149
AlphaCentric Real Income Fund | AlphaCentric Real Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254
Expense Example, with Redemption, 3 Years	938
Expense Example, with Redemption, 5 Years	1,646
Expense Example, with Redemption, 10 Years	3,524
AlphaCentric Real Income Fund | AlphaCentric Real Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	638
Expense Example, with Redemption, 5 Years	1,150
Expense Example, with Redemption, 10 Years	$ 2,556